Premises and Equipment	12 Months Ended
Dec. 31, 2015
Property, Plant and Equipment [Abstract]
Premises and Equipment
(4)	Premises and Equipment:

Components of premises and equipment included in the consolidated balance sheets as of December 31, 2015 and December 31, 2014, consisted of the following:

	2015	2014
Land	$6,579	$6,576
Land improvements	1,097	611
Buildings	22,405	20,914
Construction in process	—	486
Furniture and equipment	6,488	6,213

	36,569	34,800
Less accumulated depreciation	12,535	11,860

Premises and equipment, net	$24,034	$22,940

Depreciation expense was approximately $1,266,000, $1,336,000 and $1,502,000 for the years ended December 31, 2015, 2014 and 2013, respectively.